Note 2 - Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives [Table Text Block]
Motor vehicles (years)	5
Leasehold improvements (years)	shorter of 3 or Lease Term
Office equipment (years)	4
Communication equipment (years)	4
Software (years)	4